Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	$ 311,615,892	$ 311,175,471
Quoted Prices in Active Markets (Level 1) [Member] | Derivative warrant liabilities-public [Member]
Liabilities:
Derivative liabilities	6,534,420	10,392,850
Quoted Prices in Active Markets (Level 1) [Member] | Derivative warrant liabilities-private [Member]
Liabilities:
Derivative liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | Derivative warrant liabilities-public [Member]
Liabilities:
Derivative liabilities
Significant Other Observable Inputs (Level 2) [Member] | Derivative warrant liabilities-private [Member]
Liabilities:
Derivative liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | Derivative warrant liabilities-public [Member]
Liabilities:
Derivative liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Derivative warrant liabilities-private [Member]
Liabilities:
Derivative liabilities	$ 9,684,420	$ 15,402,850